CHANGES IN OPERATING WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
CHANGES IN OPERATING WORKING CAPITAL
Schedule of changes in operating working capital

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Decrease/(increase) in accounts receivable	67	(15)	(286)
Decrease in inventories	27	3	25
Decrease/(increase) in other current assets	66	(27)	(76)
Increase in accounts payable and other	127	266	60
Increase/(decrease) in accrued interest	–	8	(8)

Decrease/(Increase) in Operating Working Capital	287	235	(285)